CENTURY CAPITAL MANAGEMENT TRUST

                        SUPPLEMENT DATED DECEMBER 1, 2006
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED FEBRUARY 28, 2006


The table set forth below replaces the table that appears under the heading "Trustee Fund Ownership" on page 16 of the Statement of Additional Information:


                                                                                       AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                       SECURITIES IN ALL REGISTERED
                              DOLLAR RANGE OF EQUITY        DOLLAR RANGE OF            INVESTMENT COMPANIES OVERSEEN BY
                              SECURITIES IN CENTURY         EQUITY SECURITIES IN       TRUSTEE IN FAMILY OF INVESTMENT
TRUSTEE                       SMALL CAP SELECT FUND*        CENTURY SHARES TRUST*      COMPANIES*
-------                       ----------------------        ---------------------      ----------

NON-INTERESTED TRUSTEES:
John E. Beard                 Over $100,000                 Over $100,000              Over $100,000
William Gray**                $10,001-$50,000               $10,001-$50,000            $10,001-$50,000
Stephen W. Kidder**           $10,001-$50,000               $10,001-$50,000            $10,001-$50,000
Jerrold Mitchell              $50,001-$100,000              Over $100,000              Over $100,000
Jerry S. Rosenbloom           Over $100,000                 Over $100,000              Over $100,000
David D. Tripple              $50,001-$100,000              $50,001-$100,000           Over $100,000

INTERESTED TRUSTEES:
Davis R. Fulkerson            Over $100,000                 Over $100,000              Over $100,000
Alexander L. Thorndike        Over $100,000                 Over $100,000              Over $100,000


* Securities are valued as of December 31, 2005, except as otherwise noted. ** Information is as of October 31, 2006.


                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE